Acquisition Of Nautilus Offshore Services Inc. - Purchase Price Allocation Schedule (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2016
Assets:
Current assets	$ 22,609
Vessels	97,100
Goodwill	7,002	$ 7,002
Above-market acquired time charters	12,474
Other non-current assets	5,562
Total assets acquired	144,747
Liabilities:
Total current liabilities	12,691
Total non-current liabilities	39,988
Total liabilities assumed	52,679
Fair value of non-controlling interests	1,500
Net assets acquired	90,568
Consideration paid	87,000
Working capital adjustment	3,568
Total consideration	$ 90,568